Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Profit attributable to DoubleDown Interactive Co., Ltd.	$ 32,868	$ 21,842	$ 68,254	$ 45,688
Weighted average shares outstanding - basic (in shares)	2,477,672	2,477,672	2,477,672	2,477,672
Basic earnings per share (in dollars per share)	$ 13.27	$ 8.82	$ 27.55	$ 18.44
Dilutive effect of all instruments on weighted average number of ordinary shares	0	0	0	0